COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments	Future minimum lease commitments under non-cancelable operating leases as of September 30, 2021 (unaudited), are as follows:

	Rental of premises	Lease of motor vehicles
	Unaudited	Unaudited
2021	$653	$7
2022	2,299	8
2023	1,801	—
2024	796	—
2025	742	—
Total	$6,291	$15
Future minimum lease commitments under non-cancelable operating leases as of December 31, 2020, are as follows:

Year ended December 31,	Rental of premises	Lease of motor vehicles
2020	$2,338	$27
2021	2,150	8
2022	1,804	—
2023	799	—
2024 and thereafter	745	—
Total	$7,836	$35